FAIR VALUE MEASUREMENTS, Changes in Fair Value of Warrants and FPA Liabilities (FY) (Details) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Warrant [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	$ 21,220,018	$ 39,232,167	$ 0	$ 39,232,167
Initial measurement on November 27, 2020			27,823,848
Change in fair value	8,957,794	7,328,958	11,408,319	(23,121,405)
Fair value, end of period	12,262,224	31,903,209	39,232,167	21,220,018
Public Warrants [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	9,798,000	22,364,221	0	22,364,221
Initial measurement on November 27, 2020			15,897,248
Additional Private Placement Warrants				0
Change in fair value	4,112,400	4,424,221	6,466,973	(12,566,221)
Fair value, end of period	5,685,600	17,940,000	22,364,221	9,798,000
Private Placement Warrant [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	11,422,018	16,867,946	0	16,867,946
Initial measurement on November 27, 2020			11,926,600
Change in fair value	4,845,394	2,904,737	4,941,346	(10,555,184)
Fair value, end of period	6,576,624	13,963,209	16,867,946	11,422,018
Private Placement Warrants Issued on May 27, 2021 [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Additional Private Placement Warrants				2,680,452
Private Placement Warrants Issued on November 27, 2021 [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Additional Private Placement Warrants				2,428,804
FPA Liability [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	5,008,045	6,757,777	0	6,757,777
Initial measurement on November 27, 2020			3,399,475
Additional Private Placement Warrants				0
Change in fair value	218,160	(1,603,769)	3,358,302	(1,749,732)
Fair value, end of period	4,789,885	8,361,546	6,757,777	5,008,045
FPA liability - Committed [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	2,474,941	2,947,167	0	2,947,167
Initial measurement on November 27, 2020			904,970
Additional Private Placement Warrants				0
Change in fair value	82,312	(528,947)	2,042,197	(472,226)
Fair value, end of period	2,392,629	3,476,114	2,947,167	2,474,941
FPA Liability - Optional [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	2,533,104	3,810,610	0	3,810,610
Initial measurement on November 27, 2020			2,494,505
Additional Private Placement Warrants				0
Change in fair value	135,848	(1,074,822)	1,316,105	(1,277,506)
Fair value, end of period	$ 2,397,256	$ 4,885,432	$ 3,810,610	$ 2,533,104